1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION - Net Deferred Taxes (Details) (USD $)	Aug. 15, 2014
Accounting Policies [Abstract]
Deferred tax liability
Deferred tax asset
Net Operating Loss Carryforward	31,438
Valuation Allowance	(31,438)
Net deferred tax asset
Net deferred tax liability